Other non-current liabilities (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Deferred income	£ 6	£ 11
Customer contributions	403	411
Other payables	467	458
Other non-current liabilities	£ 876	£ 880